Trade receivables (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade receivables
Receivables from subscribers	₺ 16,091,832	₺ 15,035,358
Undue assigned contracted receivables	1,116,263	1,389,511
Accounts and notes receivable	6,337,363	5,124,258
Current trade receivables	23,545,458	21,549,127
Letters of guarantee received	5,058,910	3,303,789
Non-current undue assigned contracted receivables	249,318	210,343
Non-current trade receivables	257,003	429,371
Loss allowance
Trade receivables
Current trade receivables	(943,781)	(814,830)
Non-current trade receivables	₺ (341)	₺ (308)